UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2005
Check here if Amendment [ ]; Amendment Number:

Institutional Investment Manager Filing this Report:
Name:            Wilkins Investment Counsel, Inc.
Address:         160 Federal Street, 17th Floor
                 Boston, MA 02110
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:            Michael F. Charland
Title:           Vice President, Treasurer
Phone:           617-951-9969
Signature,            Place,            and Date of Signing:
Michael F. Charland   Boston, MA        August 1, 2005

Report Type (Check only one):  [X] 13F HOLDINGS REPORT
                               [ ] 13F NOTICE
                               [ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE
Report Summary: Wilkins Investment Counsel, Inc. 6-30-05
Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     67
Form 13F Information Table Value Total:     $107,639,976

List of Other Included Managers: None

Name of Issuer                       Class   Cusip    Market       Shares Inv Auth Mngr  Voting Auth

												None
3M Co.                               Common  88579Y101      1855218  25660    Sole             25660
Affymetrix                           Common  00826T108      1331824  24700    Sole             24700
American Tower Systems Class A       Common  029912201      2397541 114060    Sole            114060
Anadarko Petroleum                   Common  032511107       566835   6900    Sole              6900
Automatic Data Processing, Inc.      Common  053015103      2740641  65300    Sole             65300
BP P.L.C.                            Common  055622104      4149268  66516    Sole             66516
Bank of America Corp.                Common  060505104      1122827  24618    Sole             24618
Bellsouth Corp                       Common  079860102       293120  11032    Sole             11032
Berkshire Hathaway, Inc.Class B      Common  084670207       506597    182    Sole               182
Burlington Resources                 Common  122014103      4270825  77314    Sole             77314
Chevron Corp.                        Common  166764100       363816   6506    Sole              6506
Chubb Corp                           Common  171232101      3869315  45197    Sole             45197
Citigroup                            Common  172967101       446859   9666    Sole              9666
Clorox Company                       Common  189054109      3693679  66290    Sole             66290
Coca Cola                            Common  191216100       382012   9150    Sole              9150
Colgate Palmolive                    Common  194162103      2396079  48008    Sole             48008
ConocoPhillips                       Common  20825C104       780599  13578    Sole             13578
Dow Chemical                         Common  260543103      3451095  77500    Sole             77500
DuPont                               Common  263534109       411606   9570    Sole              9570
Electronic Data Systems              Common  285661104      2213750 115000    Sole            115000
Eli Lilly & Company                  Common  532457108       721444  12950    Sole             12950
Emerson Electric Co.                 Common  291011104      1164918  18600    Sole             18600
Exxon Mobil Corp.                    Common  30231G102      4484334  78029    Sole             78029
FPL Group Inc                        Common  302571104       239742   5700    Sole              5700
Fannie Mae                           Common  313586109       210240   3600    Sole              3600
Forest Labs Inc.                     Common  345838106       231779   5966    Sole              5966
General Electric                     Common  369604103      2543726  73412    Sole             73412
Gillette                             Common  375766102      4215049  83252    Sole             83252
Hartford Financial Services Group    Common  416515104      2896454  38733    Sole             38733
Health Care Property Investors Inc.  Common  421915109       216320   8000    Sole              8000
Heartland Express Inc.               Common  422347104       757770  39000    Sole             39000
Home Depot                           Common  437076102      2106435  54150    Sole             54150
Hubbell Inc. Class B                 Common  443510201       357210   8100    Sole              8100
Intel Corp.                          Common  458140100       419442  16120    Sole             16120
International Business Machines      Common  459200101       965194  13008    Sole             13008
International Flavors & Fragrances   Common  459506101      3850186 106300    Sole            106300
Internet Security Systems, Inc.      Common  46060X107      1160588  57200    Sole             57200
J.P. Morgan Chase                    Common  46625H100       968722  27427    Sole             27427
Johnson & Johnson                    Common  478160104      2570880  39552    Sole             39552
McGraw-Hill Cos.                     Common  580645109       356920   8066    Sole              8066
Medco Health Solutions               Common  58405U102      1723581  32301    Sole             32301
Medtronic Inc.                       Common  585055106       365119   7050    Sole              7050
Merck                                Common  589331107      3634338 117998    Sole            117998
National City Corp.                  Common  635405103       488803  14326    Sole             14326
Newmont Mining Corp                  Common  651639106      2960425  75850    Sole             75850
Northern Trust Corp.                 Common  665859104      3091731  67816    Sole             67816
PepsiCo                              Common  713448108      2778258  51516    Sole             51516
Pfizer, Inc                          Common  717081103       873596  31675    Sole             31675
Procter & Gamble                     Common  742718109      1186875  22500    Sole             22500
Progress Energy, Inc.                Common  743263105      1333992  29487    Sole             29487
Questar Corp.                        Common  748356102      2754620  41800    Sole             41800
Royal Dutch Petroleum                Common  780257804       510698   7869    Sole              7869
SBC Communications                   Common  78387G103       276759  11653    Sole             11653
Schlumberger Ltd                     Common  806857108       759400  10000    Sole             10000
Sigma Aldrich                        Common  826552101      2452871  43770    Sole             43770
St. Joe Paper Co.                    Common  790148100       293544   3600    Sole              3600
Staples, Inc.                        Common  855030102      2322462 109087    Sole            109087
Sun Microsystems, Inc.               Common  866810104       984090 263831    Sole            263831
Sysco                                Common  871829107       252461   6976    Sole              6976
Teco Energy Inc                      Common  872375100       209901  11100    Sole             11100
The Scotts Company                   Common  810186106      3307704  46450    Sole             46450
Time Warner, Inc.                    Common  887317105      1276644  76400    Sole             76400
Verizon Communications               Common  92343V104       801318  23193    Sole             23193
Wachovia Corp.                       Common  929903102       848160  17100    Sole             17100
Walgreen Company                     Common  931422109       521986  11350    Sole             11350
Weyerhaeuser Co                      Common  962166104       678764  10664    Sole             10664
Wyeth                                Common  983024100      3271017  73506    Sole             73506
                                                        107,639,976